Offsets	Sep. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI LifeSciences N.V.
Form or Filing Type	S-3
File Number	333-265970
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 21,946.72
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 236,749,999.2
Termination / Withdrawal Statement

(1)
The registrant previously paid $27,810 in registration fees with respect to the registration statement on Form S-3 (File No. 333-265970) filed on July 1, 2022 (the “2022 Registration Statement”), pertaining to the registration of $300,000,000 aggregate amount of securities of the registrant, $236,749,999.20 of which remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the filing fee for this registration statement pertaining to the secondary offering of 45,321,301 common shares is $33,860.81, taking into consideration the available offset of $21,946.72 from the 2022 Registration Statement, the registrant has accordingly transmitted $11,914.09 due for this registration statement. The registrant has terminated or completed any offerings that included the unsold securities under the 2022 Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI LifeSciences N.V.
Form or Filing Type	S-3
File Number	333-265970
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 21,946.72
Offset Note

(1)
The registrant previously paid $27,810 in registration fees with respect to the registration statement on Form S-3 (File No. 333-265970) filed on July 1, 2022 (the “2022 Registration Statement”), pertaining to the registration of $300,000,000 aggregate amount of securities of the registrant, $236,749,999.20 of which remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the filing fee for this registration statement pertaining to the secondary offering of 45,321,301 common shares is $33,860.81, taking into consideration the available offset of $21,946.72 from the 2022 Registration Statement, the registrant has accordingly transmitted $11,914.09 due for this registration statement. The registrant has terminated or completed any offerings that included the unsold securities under the 2022 Registration Statement.